Share-based Compensation - Time Restricted Stock Units - Cost related to non-vested awards (Details) - Time Restricted stock units ("TRSUs") $ in Thousands	Sep. 30, 2026 USD ($)
Share-based Compensation
2026	$ 447
2027	1,227
2028	704
2029	109
Total	$ 2,487